Concession Financial and Sector Assets and Liabilities	12 Months Ended
Dec. 31, 2024
Concession Financial and Sector Assets and Liabilities
Concession Financial and Sector Assets and Liabilities

12.    CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES

	Dec. 31, 2024	Dec. 31, 2023
Concession financial assets related to the infrastructure
Energy distribution concession	2,714	1,881
Gas distribution concession	92	38
Indemnifiable receivable – Generation (12.b)	871	785
Concession grant fee – Generation concessions (12.c)	3,099	3,031
	6,776	5,735
Sector financial assets
Amounts receivable from Parcel A (CVA) and Other Financial Components (12.d)	1,296	805
Total assets	8,072	6,540

Sector financial liabilities
Account for compensation of variation of parcel A items (CVA) and Other financial components (12.d)	(16)	-
Total liabilities	(16)	-

Current assets	1,190	814
Non-current assets	6,882	5,726
Current liabilities	(16)	-

The changes in concession financial assets are as follows:

	Energy Distribution	Generation	Gas Distribution	Total
Balances at December 31, 2021	684	3,608	34	4,326
Transfers from contract assets	670	-	-	670
Transfers from (to) intangible assets	(22)	-	-	(22)
Monetary updating	39	514	3	556
Fair Value Adjustments	-	(172)	-	(172)
Disposals	(1)	-	-	(1)
Amounts received	-	(308)	-	(308)
Balances at December 31, 2022	1,370	3,642	37	5,049
Transfers from contract assets	363	-	-	363
Monetary updating	148	505	1	654
Disposals	-	-	-	-
Amounts received	-	(331)	-	(331)
Balances at December 31, 2023	1,881	3,816	38	5,735
Transfers from contract assets	731	-	51	782
Monetary updating	104	534	3	641
Disposals	(2)	-	-	(2)
Amounts received	-	(343)	-	(343)
Classification as held for sale	-	(37)	-	(37)
Balances at December 31, 2024	2,714	3,970	92	6,776

a)      Distribution - Financial assets

The energy and gas distribution concession contracts are within the scope of IFRIC 12. The financial assets under these contracts refer to the investments made in infrastructure that will be paid by grantor at the end of the concession period. The financial assets are measured at fair value through income or loss, in accordance with regulation of the energy segment and concession contracts executed by CEMIG and its subsidiaries and the granting authorities.

b)      Generation - Indemnity receivable

Various concession contracts for various plants operated under Concession Contract 007/1997 began to expire as from August 2013. Upon expiration of the concession contract, the Company has a right to receive an amount corresponding to the residual value of the assets not yet amortized, as specified in the concession contract. The accounting balances corresponding to these assets were recognized in financial assets, at fair value through profit or loss.

On July 28, 2022 ANEEL revoked Normative Resolution (ReN) 942, by publication of ReN 1,027, establishing the general methodology and criteria for calculation - to be based on New Replacement Value, which is calculated, as first priority, based on the reference database of prices - then as second priority by the concession holder’s own prices database, then, as the last alternative, by the updated inspected accounting cost.

The movement in the balance is as follows:

Generation plant	Concession expiration date	Installed capacity (MW) (information of MW not audited)	Net balance of assets on December 31, 2023	Financial Update	Net balance of assets on December 31, 2024
Lot D
UHE Três Marias	July 2015	396.00	203	22	225
UHE Salto Grande	July 2015	102.00	104	11	115
UHE Itutinga	July 2015	52.00	12	1	13
UHE Camargos	July 2015	46.00	24	2	26
PCH Piau	July 2015	18.01	6	1	7
PCH Gafanhoto	July 2015	14.00	7	1	8
PCH Peti	July 2015	9.40	7	1	8
PCH Dona Rita	Sep. 2013	2.41	2	0	2
PCH Tronqueiras	July 2015	8.50	10	1	11
PCH Joasal	July 2015	8.40	8	1	9
PCH Martins	July 2015	7.70	6	1	7
PCH Cajuru	July 2015	7.20	23	3	26
PCH Paciência	July 2015	4.08	5	0	5
PCH Marmelos	July 2015	4.00	3	0	3
Other
UHE Volta Grande	Feb. 2017	380.00	0	0	0
UHE Miranda	Dec. 2016	408.00	110	12	122
UHE Jaguara	Aug. 2013	424.00	168	19	187
UHE São Simão	Jan. 2015	1,710.00	87	10	97
		3,601.70	785	86	871

The balance of R$871 represents management’s best estimate for the right to receive cash from the grantor related to the generation entities, based on the evaluation criteria set by grantor (Aneel).

The Valuation Report on the assets is subject to inspection by Aneel, which may request complementary documentation. As a result, there may be adjustments to the amounts resulting from the valuation process - in which case the concession holder has the right of defense and reply.

The due date and form of payment of the investments made after entry into operation of the basic plant plans, which have not yet been amortized or depreciated, will be decided by the Grantor after inspection and ratification of the reimbursements amounts.

c)       Concession grant fee - Generation concessions

The concession grant fee paid by the Company for a 30-year concession contracts No. 08 to 16/2016, related to 18 hydroelectric plants of Auction 12/2015, won by Cemig GT, was an amount of R$2,216. The amount of the concession fee was recognized as a financial asset measured at amortized cost, as Cemig GT has an unconditional right to receive the amount paid, updated by the IPCA Index and remuneratory interest (the total amount of which is equal to the internal rate of return on the project), during the period of the concession.

The changes in concession financial assets are as follows:

SPE	Plants	Dec. 31, 2023	Monetary updating	Amounts received	Classification as held for sale	Dec. 31, 2024
Cemig Geração Três Marias S.A.	Três Marias	1,716	242	(184)	-	1,774
Cemig Geração Salto Grande S.A.	Salto Grande	539	76	(58)	-	557
Cemig Geração Itutinga S.A.	Itutinga	204	32	(25)	-	211
Cemig Geração Camargos S.A.	Camargos	152	24	(18)	-	158
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência e Piau	201	33	(26)	(22)	186
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade e Tronqueiras	137	25	(20)	-	142
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto e Martins	82	15	(12)	(14)	71
Total		3,031	447	(343)	(36)	3,099

SPE	Plants	Dec. 31, 2022	Monetary updating	Amounts received	Dec. 31, 2023
Cemig Geração Três Marias S.A.	Três Marias	1,672	222	(178)	1,716
Cemig Geração Salto Grande S.A.	Salto Grande	525	70	(56)	539
Cemig Geração Itutinga S.A.	Itutinga	198	30	(24)	204
Cemig Geração Camargos S.A.	Camargos	148	22	(18)	152
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência e Piau	195	31	(25)	201
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade e Tronqueiras	133	23	(19)	137
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto e Martins	79	14	(11)	82
Total		2,950	412	(331)	3,031
SPC	Plants	Dec. 31, 2021	Monetary updating	Amounts received	Dec. 31, 2022
CEMIG Geração Três Marias S.A.	Três Marias	1,584	254	(166)	1,672
CEMIG Geração Salto Grande S.A.	Salto Grande	497	80	(52)	525
CEMIG Geração Itutinga S.A.	Itutinga	187	33	(22)	198
CEMIG Geração Camargos S.A.	Camargos	140	25	(17)	148
CEMIG Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência and Piau	184	34	(23)	195
CEMIG Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras	125	26	(18)	133
CEMIG Geração Oeste S.A.	Cajurú, Gafanhoto and Martins	75	15	(11)	79
Total		2,792	467	(309)	2,950

d)      Account for compensation of variation of parcel A items (CVA) and Other financial components

Sector financial assets and liabilities refer to the differences between: (i) the non-manageable costs expected by Aneel and recognized in the tariff at the beginning of the tariff period, and (ii) the non-manageable costs actually incurred over the period of validity of the tariff. These differences constitute an asset, when the costs incurred are higher than the expected costs in the tariff calculation; and a liability when the costs incurred are lower than the expected costs. The variations found are inflation-adjusted, based on the Selic rate, and compensated in the subsequent tariff adjustments.

The amendment to the concession contract guarantee to the Company the right to the indemnity of the assets and/or the liabilities not amortized by the termination of the concession.

The balances of these sectoral financial assets and liabilities are presented at net value per tariff cycle, in accordance with the tariff adjustments approved or to be approved.

Sectoral financial assets	Dec. 31, 2023	Additions	Amortization	Remuneration	Transfer	Dec. 31, 2024	Amortization cycle	Constitution cycle	Current	Non-current
CVA assets	(685)	1,581	(1,653)	170	728	141	-	141	76	65
Energy acquisition (CVA energy)	(1,109)	1,271	(952)	113	997	320	-	320	182	138
Itaipu energy costs	29	-	(151)	2	42	(78)	-	(78)	(46)	(32)
Program of Incentives for Alternative Electricity Sources – PROINFA	(20)	6	-	-	20	6	-	6	3	3
Transport basic charges	413	305	(381)	38	(126)	249	-	249	147	102
Transport of Itaipu supply	67	18	(58)	6	(37)	(4)	-	(4)	(2)	(2)
System service charges – ESS	(62)	(42)	(97)	11	(31)	(221)	-	(221)	(131)	(90)
CDE	(3)	23	(14)	-	(137)	(131)	-	(131)	(77)	(54)
Other sectoral financial assets	1,490	1,088	(1,430)	129	(122)	1,155	-	1,155	783	372
Quotas from nuclear energy	138	105	(121)	14	(47)	89	-	89	52	37
Neutrality of Parcel A	29	142	(101)	8	13	91	-	91	54	37
Estimated neutrality on distributed generation credits	357	296	-	39	-	692	-	692	692	-
Energy over contracting	922	526	(774)	37	(304)	407	-	407	241	166
Tariff refunds	(88)	-	-	-	16	(72)	-	(72)	(48)	(24)
Other	132	19	(434)	31	200	(52)	-	(52)	(208)	156
Total sectorial financial assets	805	2,669	(3,083)	299	606	1,296	-	1,296	859	437
Sectorial financial liabilities
CVA liabilities	-	(1,490)	2,286	(208)	(728)	(140)	(140)	-	(140)	-
Energy acquisition (CVA energy)	-	(998)	1,861	(193)	(997)	(327)	(327)	-	(327)	-
Itaipu energy costs	-	(113)	97	(15)	(42)	(73)	(73)	-	(73)	-
Program of Incentives for Alternative Electricity Sources – PROINFA	-	(18)	30	(2)	(20)	(10)	(10)	-	(10)	-
Transport basic charges	-	-	30	-	126	156	156	-	156	-
Transport of Itaipu supply	-	(5)	-	1	37	33	33	-	33	-
System service charges – ESS	-	(224)	266	(2)	31	71	71	-	71	-
CDE	-	(132)	2	3	137	10	10	-	10	-
Other sector financial liabilities	-	(715)	755	(33)	117	124	124	-	124	-
Quotas from nuclear energy	-	-	2	-	47	49	49	-	49	-
Neutrality of Parcel A	-	(33)	82	(2)	(13)	34	34	-	34	-
Energy over contracting	-	-	-	-	304	304	304	-	304	-
Tariff refunds	-	(99)	88	(3)	(16)	(30)	(30)	-	(30)	-
Other	-	(583)	583	(28)	(205)	(233)	(233)	-	(233)	-
Total sector financial liabilities	-	(2,205)	3,041	(241)	(611)	(16)	(16)	-	(16)	-
Total sectoral financial assets and liabilities (net)	805	464	(42)	58	(5)	1,280	(16)	1,296	843	437

ANNUAL REPORT AND FORM 20-F | 2024	F-50

Table of Contents

Sectorial financial assets	Dec. 31, 2022	Additions	Amortization	Remuneration	Transfer (2)	Dec. 31, 2023	Amortization cycle	Constitution cycle	Current	Non-current
CVA assets	(345)	1,597	(2,527)	4,260	330	(685)	(434)	(251)	(584)	(101)
Energy acquisition (CVA energy)	(1,787)	1,213	(1,223)	161	527	(1,109)	(443)	(666)	(837)	(272)
Itaipu energy costs	594	(40)	(455)	44	(114)	29	143	(114)	75	(46)
Program of Incentives for Alternative Electricity Sources – PROINFA	31	-	(42)	1	(10)	(20)	(19)	(1)	(20)	-
Transport basic charges	215	388	(265)	40	35	413	114	299	291	122
Transport of Itaipu supply	18	60	(20)	4	5	67	14	53	45	22
System service charges – ESS	583	(24)	(380)	7	(248)	(62)	(242)	180	(136)	74
CDE	1	-	(142)	3	135	(3)	(1)	(2)	(2)	(1)
Other sectoral financial assets	1,289	1,254	(1,388)	205	130	1,490	523	967	1,077	413
Quotas from nuclear energy	105	103	(86)	16	-	138	51	87	102	36
Neutrality of Parcel A	203	168	(51)	5	61	386	(29)	415	363	23
Energy over contracting (1)	750	643	(529)	58	-	922	349	573	688	234
Tariff refunds	(71)	-	-	-	(17)	(88)	(25)	(63)	(67)	(21)
Other	302	340	(722)	126	86	132	177	(45)	(9)	141
Total sectorial financial assets	944	2,851	(3,915)	465	460	805	89	716	493	312
Sectorial financial liabilities
CVA liabilities	-	(1,706)	2,380	(343)	(331)	-	-	-	-	-
Energy acquisition (CVA energy)	-	(1,179)	1,941	(234)	(528)	-	-	-	-	-
Itaipu energy costs	-	(109)	-	(5)	114	-	-	-	-	-
Program of Incentives for Alternative Electricity Sources – PROINFA	-	(31)	25	(4)	10	-	-	-	-	-
Transport basic charges	-	-	35	-	(35)	-	-	-	-	-
Transport of Itaipu supply	-	-	5	-	(5)	-	-	-	-	-
System service charges – ESS	-	(506)	371	(113)	248	-	-	-	-	-
CDE	-	119	3	13	(135)	-	-	-	-	-
Other sector financial liabilities	-	(729)	908	(47)	(132)	-	-	-	-	-
Neutrality of Parcel A	-	(58)	124	(5)	(61)	-	-	-	-	-
Tariff refunds	-	(88)	73	(2)	17	-	-	-	-	-
Other	-	(583)	711	(40)	(88)	-	-	-	-	-
Total sector financial liabilities	-	(2,435)	3,288	(390)	(463)	-	-	-	-	-
Total sectoral financial assets and liabilities (net)	944	416	(627)	75	(3)	805	89	716	493	312

(1)

Reversal of the over contracting amounts passed on to consumers in the 2018 and 2019 tariff adjustments because they were previously recognized by ANEEL as involuntary over contracting, made possible by the publication of the involuntariness orders, recognizing over contracting as voluntary. Regarding the amount constituted in the period, there is a high volume of surplus energy, mainly due to the growing increase in the energy injected by MMGD facilities, settled at a low PLD.

(2)	In addition to the transfers between sectoral financial assets and liabilities, there was a transfer of R$1,550 to the "Other assets" group.

Accounting policy

Energy Distribution and Gas segment

The portion of the infrastructure to be amortized during the concession period is recorded as an intangible asset, as provided for in IFRIC 12.

The portion of the value of the assets which will not be fully amortized by the end of the concession is reported as a financial asset because it is an unconditional right to receive cash or another financial asset directly from the grantor.

Account for compensation of variation of parcel A items (CVA) and Other financial components

The financial assets and liabilities originate from the difference in time between the costs forecast (Parcel A and other financial components) included in the tariff at the start of the tariff period, and those actually incurred over the tariff period. This tariff repositioning mechanism guarantees the economic and financial balance of energy distributors. The calculations are in line with current regulations, and if the concession is terminated for any reason, the remaining balances of these assets or liabilities that have not been passed on in the tariff must be included in the compensation base at the end of the concession. These sectoral financial assets and liabilities are measured at amortized cost. The variations calculated are monetarily restated based on the Selic rate and offset in subsequent tariff adjustments.

Transmission segment

Only after the satisfaction of the performance obligation to operate and maintain the infrastructure, the contract asset is classified as a financial asset (accounts receivable - concessionaires - energy transport), considering that the receipt of the consideration only depends on the passage of time.

Financial portion of the transmission concession contracts renewed in accordance with Law 12,783/2013

Corresponding to the financial portion of remuneration for the assets related to the Existing Basic System Network (Rede Básica do Sistema Elétrico, or ‘RBSE’), that represents the amount payable from the date of the extension of the concessions until it was incorporated into the tariff (January 1, 2013 until June 30, 2017), to be collected over a period of eight years.

The amounts to be received are subject to the applicable regulatory rules in the tariff process, including the mechanisms that monitor and measure efficiency. In this new context, the unconditional right to consideration depends on the satisfaction of the performance obligation to operate and maintain, and is, thus, characterized as a contract asset. It is classified to financial assets only after an authorizing dispatch by Aneel.

Additional information on the accounting policies relating to assets linked to the transmission activity is described in note 13.

Generation segment – Concession grant fee

The concession fee right paid for the concession contracts granted by the Aneel in November 2015, has been classified as a financial asset, at amortized cost, as it represents an unconditional right to receive cash, adjusted by the IPCA index, and remuneratory interest, during the period of the concession.

Estimations and judgments

The energy distribution activity

The amortization reflects the pattern of their consumption and are measured based on the asset carrying amount using the straight-line method, using the rates based on the expected useful life of the energy distribution assets, that are used by the grantor during the tariff process.

The part of the value of the assets that will not be completely amortized by the end of the concession agreement period is reported as a financial asset, since it is an unconditional right to receive cash or other financial asset directly from the concession-granting power. This component is valued on the basis of new replacement cost, which is equivalent to fair value – having as a reference the amounts approved by Aneel for the remuneration base of assets in tariff review processes. The amounts added after the Periodic Tariff Review process are estimated, and may be altered, for purposes of decision on compensation payable at the end of the concession period.

The calculations made are in line with the regulations in force. If the concession is terminated, for any reason, the remaining balances of these assets or liabilities that have not been passed through to the tariff are to be included in the basis for compensation at the end of the concession lifetime.

The gas distribution activity

The amortization reflects the pattern of consumption of the rights acquired. It is calculated on the balance of the assets linked to the concession, by the straight-line method, based on the application of rates which take into account the expected useful life of the gas distribution assets, which are taken into consideration by the grantor during the process of tariff review.

The part of the value of the assets that will not be completely amortized by the end of the concession period is reported as a financial asset, because it is an unconditional right to receive cash or other financial asset directly from the concession-granting power, or a party appointed by it. This portion is valued based on its fair value corresponding to its cost of acquisition updated by the Expanded National Consumer Price Index (IPCA), as determined by the concession contract.

Generation – Indemnities receivable

The Company is entitled to compensation for the assets not yet amortized of plants whose concessions ended in or after 2013. The Company has estimated the amount of this indemnity based on a normative resolution issued by Aneel, which specifies the methodology and general criteria for the calculation, taking new replacement value as its basis.